Intangible assets - Deferred acquisition costs and other intangible assets (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	$ 6,750	$ 6,858
Shareholder-backed
Deferred acquisition costs and other intangible assets
DAC related to insurance and investment contracts	2,884	2,815
Acquired in-force (PVIF) and other intangibles	3,828	3,994
Total of deferred acquisition costs and other intangible assets	6,712	6,809
Shareholder-backed | Distribution rights
Deferred acquisition costs and other intangible assets
Acquired in-force (PVIF) and other intangibles	3,626	3,782
Shareholder-backed | PVIF
Deferred acquisition costs and other intangible assets
Acquired in-force (PVIF) and other intangibles	22	28
Shareholder-backed | Other intangibles
Deferred acquisition costs and other intangible assets
Acquired in-force (PVIF) and other intangibles	180	184
Shareholder-backed | Insurance contracts
Deferred acquisition costs and other intangible assets
DAC related to insurance and investment contracts	2,845	2,776
Shareholder-backed | Investment contracts
Deferred acquisition costs and other intangible assets
DAC related to insurance and investment contracts	39	39
With-profits business
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	$ 38	$ 49